Schedule of amortization expense of definite lived intangible assets (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Subsequent Events [Abstract]
2025		$ 491,506
2026		491,506
2027		491,506
2028		491,506
2029		245,753
Total	$ 2,323,722	$ 2,211,775	$ 1,718,954